UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4375

Name of Fund: Merrill Lynch New York Municipal Bond Fund of
              Merrill Lynch Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill
      Lynch New York Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 09/30/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments

Merrill Lynch New York Municipal Bond Fund

Schedule of Investments as of December 31, 2004                   (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
New York - 87.1%
------------------------------------------------------------------------------------------------------------------------------------
                            $   700  Albany County, New York, IDA, IDR (Albany College of Pharmacy), Series A, 5.625%
                                     due 12/01/2034                                                                        $     728
                            --------------------------------------------------------------------------------------------------------
                              1,175  Albany, New York, IDA, Civic Facility Revenue Bonds (University Heights-Albany Law
                                     School), Series A, 6.75% due 12/01/2019 (j)                                               1,369
                            --------------------------------------------------------------------------------------------------------
                              1,250  Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis
                                     Hospital), Series B, 7.25% due 3/01/2019                                                  1,260
                            --------------------------------------------------------------------------------------------------------
                                     Erie County, New York, IDA, Life Care Community Revenue Bonds (Episcopal Church
                                     Home), Series A:
                              1,500      5.875% due 2/01/2018                                                                  1,543
                              3,000      6% due 2/01/2028                                                                      3,065
                            --------------------------------------------------------------------------------------------------------
                                     Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project)
                                     (c):
                              1,755      5.75% due 5/01/2021                                                                   2,002
                              1,775      5.75% due 5/01/2024                                                                   1,978
                                700      5.75% due 5/01/2026                                                                     793
                            --------------------------------------------------------------------------------------------------------
                                     Hempstead Town, New York, IDA Civic Facility Revenue Bonds (Adelphi University Civic
                                     Facility):
                              1,700      5.75% due 6/01/2022                                                                   1,876
                              2,500      5.50% due 6/01/2032                                                                   2,659
                            --------------------------------------------------------------------------------------------------------
                                960  Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate University
                                     Project), Series A, 5% due 7/01/2039 (d)                                                    983
                            --------------------------------------------------------------------------------------------------------
                                     Metropolitan Transportation Authority, New York, Commuter Facilities Revenue
                                     Refunding Bonds (h):
                                100      Series B, 5.125% due 7/01/2024 (a)                                                      107
                              2,750      Series D, 5% due 7/01/2016 (d)                                                        2,931
                            --------------------------------------------------------------------------------------------------------
                              1,000  Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds,
                                     Series A, 6.125% due 4/01/2010 (b)(e)                                                     1,161
                            --------------------------------------------------------------------------------------------------------
                              2,100  Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, RIB,
                                     Series 724X, 9.26% due 11/15/2032 (c)(g)                                                  2,653
                            --------------------------------------------------------------------------------------------------------
                                445  Monroe County, New York, IDA, Student Housing Revenue Bonds (Collegiate), Series A,
                                     5.375% due 4/01/2029                                                                        434
                            --------------------------------------------------------------------------------------------------------
                              2,500  New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                                     Bonds, AMT, Series A, 5.50% due 11/01/2034                                                2,568
                            --------------------------------------------------------------------------------------------------------
                              2,485  New York City, New York, City Housing Development Corporation, Presidential Revenue
                                     Bonds (The Animal Medical Center), Series A, 5.50% due 12/01/2033                         2,598
                            --------------------------------------------------------------------------------------------------------
                                     New York City, New York, City IDA, Civic Facility Revenue Bonds:
                                640      (A Very Special Place Inc. Project), Series A, 6.125% due 1/01/2013                     650
                              1,600      (A Very Special Place Inc. Project), Series A, 7% due 1/01/2033                       1,676
                              6,000      (PSCH Inc. Project), 6.375% due 7/01/2033                                             6,344
                              2,500      Series C, 6.80% due 6/01/2028                                                         2,586
                              1,000      (Special Needs Facility Pooled Program), Series A-1, 6.50% due 7/01/2017              1,038
                              2,540      (Special Needs Facility Pooled Program), Series C-1, 6.50% due 7/01/2017              2,636
                            --------------------------------------------------------------------------------------------------------
                              2,000  New York City, New York, City IDA Revenue Bonds (Visy Paper Inc. Project),
                                     AMT, 7.95% due 1/01/2028                                                                  2,096
                            --------------------------------------------------------------------------------------------------------
                                     New York City, New York, City IDA, Special Facilities Revenue Bonds, AMT:
                              3,500      (1990 American Airlines Inc. Project), 5.40% due 7/01/2020                            2,239
                              1,000      (British Airways PLC Project), 5.25% due 12/01/2032                                     775
                                855      (Continental Airlines Inc.), 7.25% due 11/01/2008                                       855
                              1,250      (Continental Airlines Inc.), 8% due 11/01/2012                                        1,181
                                250      (Continental Airlines Inc. Project), 8.375% due 11/01/2016                              238
                              1,965      (Northwest Airlines Inc.), 6% due 6/01/2027                                           1,401
                              3,250      (Terminal One Group Association Project), 6.125% due 1/01/2024                        3,337
                            --------------------------------------------------------------------------------------------------------
                                     New York City, New York, GO, Refunding:
                              1,695      Series G, 5.75% due 2/01/2006 (e)                                                     1,786
                              1,005      Series G, 5.75% due 2/01/2020                                                         1,050
                              1,085      Series J, 6% due 8/01/2007 (e)                                                        1,197
                              2,415      Series J, 6% due 8/01/2017                                                            2,607

Portfolio Abbreviations

To simplify the listings of Merrill Lynch New York Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT       Alternative Minimun Tax (subject to)
DRIVERS   Derivative Inverse Tax-Exempt Receipts
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
PCR       Pollution Control Revenue Bonds
RIB       Residual Interest Bonds
RITR      Residual Interest Trust Receipts

Merrill Lynch New York Municipal Bond Fund

Schedule of Investments as of December 31, 2004 (continued)       (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
New York (continued)
------------------------------------------------------------------------------------------------------------------------------------
                            $ 2,000  New York City, New York, GO, Series J, 5% due 5/15/2023                               $   2,076
                            --------------------------------------------------------------------------------------------------------
                              1,010  New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                     Series A, 4.50% due 10/15/2033                                                              981
                            --------------------------------------------------------------------------------------------------------
                              1,000  New York State Dormitory Authority, Hospital Revenue Refunding Bonds (The New
                                     York-Presbyterian Hospital), Series A, 5.25% due 8/15/2019 (c)                            1,097
                            --------------------------------------------------------------------------------------------------------
                                     New York State Dormitory Authority Revenue Bonds:
                              2,000      (Catholic Health Services - Long Island), 5.10% due 7/01/2034                         2,006
                              1,000      (Jewish Board of Family and Children), 5% due 7/01/2023 (a)                           1,047
                              1,500      (Rochester University), Series A, 5.125% due 7/01/2039                                1,537
                              1,180      (School Districts Financing Program), Series E, 5.75% due 10/01/2030 (d)              1,333
                              3,000      (White Plains Hospital), 5.375% due 2/15/2043                                         3,136
                              2,500      (Willow Towers Inc. Project), 5.40% due 2/01/2034 (i)                                 2,656
                            --------------------------------------------------------------------------------------------------------
                              4,850  New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health),
                                     Series A, 6.625% due 7/01/2018                                                            5,184
                            --------------------------------------------------------------------------------------------------------
                              1,565  New York State Dormitory Authority, Upstate Community Colleges, Revenue Refunding
                                     Bonds, Series B, 5.25% due 7/01/2021                                                      1,679
                            --------------------------------------------------------------------------------------------------------
                              6,400  New York State Energy Research and Development Authority, Facilities Revenue
                                     Refunding Bonds (Consolidated Edison Co. of New York), Series A, 6.10%
                                     due 8/15/2020 (a)                                                                         6,650
                            --------------------------------------------------------------------------------------------------------
                              2,000  New York State Energy Research and Development Authority, PCR, Refunding (Central
                                     Hudson Gas and Electric), Series A, 5.45% due 8/01/2027 (a)                               2,168
                            --------------------------------------------------------------------------------------------------------
                              3,000  New York State Environmental Facilities Corporation, Special Obligation Revenue
                                     Refunding Bonds (Riverbank State Park), 6.25% due 4/01/2012 (a)                           3,558
                            --------------------------------------------------------------------------------------------------------
                              3,550  New York State, HFA, Revenue Refunding Bonds (Housing Mortgage Project), Series A,
                                     6.10% due 11/01/2015 (c)                                                                  3,730
                            --------------------------------------------------------------------------------------------------------
                              2,980  New York State Mortgage Agency Revenue Bonds, AMT, Series 101, 5.40% due 4/01/2032        3,056
                            --------------------------------------------------------------------------------------------------------
                              2,800  New York State Mortgage Agency Revenue Bonds, DRIVERS, AMT, Series 191, 9.509%
                                     due 4/01/2030 (g)                                                                         3,151
                            --------------------------------------------------------------------------------------------------------
                                     New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds,
                                     Series C:
                              1,000      5.25% due 6/01/2021                                                                   1,072
                              1,700      5.25% due 12/01/2021                                                                  1,823
                              1,000      5.25% due 6/01/2022                                                                   1,070
                              1,000      5.25% due 12/01/2022                                                                  1,070
                            --------------------------------------------------------------------------------------------------------
                              2,320  New York State Thruway Authority, General Revenue Bonds, Series D, 5.50%
                                     due 1/01/2017                                                                             2,478
                            --------------------------------------------------------------------------------------------------------
                              2,000  New York State Urban Development Corporation, Personal Income Tax Revenue Bonds
                                     (State Facilities), Series A, 5.50% due 3/15/2012 (e)                                     2,296
                            --------------------------------------------------------------------------------------------------------
                                     New York State Urban Development Corporation Revenue Bonds (Youth Facilities
                                     Services Contract), Series B (e):
                              1,675      6% due 4/01/2010                                                                      1,949
                                750      6.125% due 4/01/2010                                                                    877
                                615      6.25% due 4/01/2010                                                                     723
                            --------------------------------------------------------------------------------------------------------
                                     New York State Urban Development Corporation, Revenue Refunding Bonds:
                              1,685      (Clarkson Center Advance Materials), 5.50% due 1/01/2020                              1,929
                              3,500      (University Facility Grants), 5.50% due 1/01/2019                                     4,006
                            --------------------------------------------------------------------------------------------------------
                              3,975  Niagara County, New York, IDA, Solid Waste Disposal, Revenue Refunding Bonds, AMT,
                                     Series A, 5.45% due 11/15/2026                                                            4,306
                            --------------------------------------------------------------------------------------------------------
                              1,000  North Country, New York, Development Authority, Solid Waste Management System
                                     Revenue Refunding Bonds, 6% due 5/15/2015 (c)                                             1,166
                            --------------------------------------------------------------------------------------------------------
                                     Onondaga County, New York, IDA Revenue Bonds (Air Cargo), AMT:
                              3,975      6.125% due 1/01/2032                                                                  4,031
                              1,365      7.25% due 1/01/2032                                                                   1,394
                            --------------------------------------------------------------------------------------------------------
                              4,075  Port Authority of New York and New Jersey, Revenue Bonds, Trust Receipts, AMT,
                                     Class R, Series 10, 9.417% due 1/15/2017 (c)(g)                                           4,592
                            --------------------------------------------------------------------------------------------------------
                              6,000  Port Authority of New York and New Jersey, Special Obligation Revenue Bonds, RIB,
                                     AMT, Series 243, 10.20% due 12/01/2010 (d)(g)                                             7,754
                            --------------------------------------------------------------------------------------------------------
                                     Sachem Central School District (Holbrook), New York, GO, Series B (d):
                              1,000      5% due 10/15/2025                                                                     1,051
                              1,300      5% due 10/15/2029                                                                     1,343
                            --------------------------------------------------------------------------------------------------------
                                     Suffolk County, New York, IDA, Civic Facility Revenue Bonds:
                              2,000      (Huntington Hospital Project), Series B, 5.875% due 11/01/2032                        2,083
                                135      (Special Needs Facilities Pooled Program), Series D-1, 6.50% due 7/01/2017              140
                            --------------------------------------------------------------------------------------------------------
                              1,360  Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25% due 6/01/2027     1,390
                            --------------------------------------------------------------------------------------------------------
                              5,000  Suffolk County, New York, IDA, IDR, Refunding (Nissequogue Cogeneration Partners
                                     Facility), AMT, 5.50% due 1/01/2023                                                       4,810
                            --------------------------------------------------------------------------------------------------------
                              7,155  Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding
                                     Bonds (Ogden Martin System Huntington Project), AMT, 6.25% due 10/01/2012 (a)             8,401
                            --------------------------------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund

Schedule of Investments as of December 31, 2004 (continued)       (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
New York (concluded)
------------------------------------------------------------------------------------------------------------------------------------
                                     Tobacco Settlement Financing Corporation of New York Revenue Bonds:
                            $ 1,455      Series A-1, 5.25% due 6/01/2020 (a)                                               $   1,580
                              1,100      Series C-1, 5.50% due 6/01/2022                                                       1,197
                            --------------------------------------------------------------------------------------------------------
                                     Tompkins County, New York, IDA, Care Community, Revenue Refunding Bonds (Kendal at
                                     Ithaca), Series A-2:
                                900      5.75% due 7/01/2018                                                                     935
                              1,000      6% due 7/01/2024                                                                      1,042
                            --------------------------------------------------------------------------------------------------------
                                     Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds (d):
                              1,500      5.25% due 11/15/2023                                                                  1,616
                              2,290      Series B, 5% due 11/15/2032                                                           2,345
                            --------------------------------------------------------------------------------------------------------
                                     Troy, New York, City School District, GO, Refunding (c):
                                765      5.75% due 7/15/2017                                                                     866
                                805      5.75% due 7/15/2018                                                                     911
                                850      5.75% due 7/15/2019                                                                     962
                            --------------------------------------------------------------------------------------------------------
                                     Utica, New York, IDA, Civic Facility Revenue Bonds:
                              1,000      (Munson, Williams, Proctor Institute), 5.375% due 7/15/2020                           1,107
                              1,210      (Munson, Williams, Proctor Institute), 5.40% due 7/15/2030                            1,292
                              2,505      (Utica College Project), Series A, 5.75% due 8/01/2028                                2,484
                            --------------------------------------------------------------------------------------------------------
                              1,000  Webster, New York, Central School District, GO, Refunding, 5% due 6/15/2023               1,060
                            --------------------------------------------------------------------------------------------------------
                              5,200  Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue
                                     Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                           5,300
                            --------------------------------------------------------------------------------------------------------
                                     Willsboro, New York, Central School District, GO, Refunding (b):
                                655      5.75% due 6/15/2026                                                                     746
                                690      5.75% due 6/15/2027                                                                     784
                                730      5.75% due 6/15/2028                                                                     826
                                770      5.75% due 6/15/2029                                                                     872
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 9.0%
------------------------------------------------------------------------------------------------------------------------------------
                              1,000  Children's Trust Fund Project of Puerto Rico, Tobacco Settlement, Revenue Refunding
                                     Bonds, 5.625% due 5/15/2043                                                                 924
                            --------------------------------------------------------------------------------------------------------
                              4,750  Puerto Rico Commonwealth, GO, Refunding, RITR, Class R, Series 3, 9.167%
                                     due 7/01/2016 (d)(g)                                                                      6,001
                            --------------------------------------------------------------------------------------------------------
                              3,250  Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation
                                     Revenue Refunding Bonds, Series D, 5.75% due 7/01/2041                                    3,598
                            --------------------------------------------------------------------------------------------------------
                              1,000  Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust Receipts, Class R,
                                     Series 16 HH, 9.121% due 7/01/2013 (c)(g)                                                 1,287
                            --------------------------------------------------------------------------------------------------------
                              1,000  Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                                     Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
                                     Series A, 6.45% due 12/01/2025                                                              710
                            --------------------------------------------------------------------------------------------------------
                              1,420  Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                                     Facilities, Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT,
                                     6.625% due 6/01/2026                                                                      1,537
                            --------------------------------------------------------------------------------------------------------
                              3,000  Puerto Rico Public Buildings Authority, Government Facilities, Revenue Refunding
                                     Bonds, Series I, 5.25% due 7/01/2033                                                      3,137
                            --------------------------------------------------------------------------------------------------------
                              1,000  Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                     Series E, 5.70% due 2/01/2010 (e)                                                         1,128
                            --------------------------------------------------------------------------------------------------------
                              1,800  Puerto Rico Public Finance Corporation Revenue Bonds, DRIVERS, Series 272, 9.149%
                                     due 8/01/2030 (g)                                                                         2,048
------------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands - 2.2%
------------------------------------------------------------------------------------------------------------------------------------
                              4,501  Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
                                     Coker Project), AMT, 6.50% due 7/01/2022                                                  4,923
------------------------------------------------------------------------------------------------------------------------------------
                                     Total Municipal Bonds (Cost - $206,662) - 98.3%                                         222,416
------------------------------------------------------------------------------------------------------------------------------------

                             Shares
                               Held  Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                 43  CMA New York Municipal Money Fund (f)                                                        43
------------------------------------------------------------------------------------------------------------------------------------
                                     Total Short-Term Securities (Cost - $43) - 0.0%                                              43
------------------------------------------------------------------------------------------------------------------------------------
                                     Total Investments (Cost - $206,705*) - 98.3%                                            222,459

                                     Other Assets Less Liabilities - 1.7%                                                      3,959
                                                                                                                           ---------
                                     Net Assets - 100.0%                                                                   $ 226,418
                                                                                                                           =========

Merrill Lynch New York Municipal Bond Fund

Schedule of Investments as of December 31, 2004 (concluded)

* The cost and unrealized appreciation/depreciation of investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                              $     206,823
                                                                  =============
      Gross unrealized appreciation                               $      15,839
      Gross unrealized depreciation                                        (203)
                                                                  -------------
      Net unrealized appreciation                                 $      15,636
                                                                  =============

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e)   Prerefunded.
(f) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                               Net                      Dividend
      Affiliate                           Activity                        Income
      --------------------------------------------------------------------------
      CMA New York Municipal Money Fund       1                         $      2
      --------------------------------------------------------------------------

(g) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(h)   Escrowed to maturity.
(i)   GNMA Collateralized.
(j)   Radian Insured.

      Forward interest rate swap outstanding as of December 31, 2004 was as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                  Notional            Unrealized
                                                    Amount          Depreciation
      --------------------------------------------------------------------------
      Receive a variable rate equal to 7-Day
           Bond Market Association Municipal
           Swap Index Rate and pay a fixed
           rate equal to 3.6525%

      Broker, Morgan Stanley Capital Services
      Expires March 2015                          $ 25,000                $ (84)
      --------------------------------------------------------------------------

      Financial futures contracts as of December 31, 2004 was as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Number of                  Expiration           Face            Unrealized
      Contracts       Issue            Date          Value          Depreciation
      --------------------------------------------------------------------------
                   10-Year U.S.       March
         115      Treasury Bond        2005       $ 12,795          $       (78)
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch New York Municipal Bond Fund of
Merrill Lynch Multi-State Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    President
    Merrill Lynch New York Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    President
    Merrill Lynch New York Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: February 24, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch New York Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: February 24, 2005